Earnings/(Loss) Per Share Dividends - Summary of Net Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		Apr. 29, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net Income attributable to controlling interest			$ 40,766,589		$ 44,554,136		$ 76,900,028
Net Income attributable to controlling interest adjusted as per diluted earnings	[1]		$ 40,766,589		$ 44,554,136		$ 76,900,028
Weighted average of outstanding common shares for the fiscal year	[1]		639,413		639,413		639,413
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect	[1]		639,413		639,413		639,413
Basic earnings per share		$ 22.18	$ 63.7563	[1]	$ 69.6797	[1]	$ 120.2666	[1]

[1]	The Bank does not have any financial instrument that should be considered as dilut ed . Therefore, basic and dilutive earning per share is the same amount.